Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2022, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2022		As at December 31, 2021
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	31,865	—	32,118	—
Fuel derivative contracts (Note 14)	—	5,009	—	15,424

Disclosure of fair value measurement of liabilities
As at December 31, 2022, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2022		As at December 31, 2021
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	31,865	—	32,118	—
Fuel derivative contracts (Note 14)	—	5,009	—	15,424

Disclosure of liquidity risk
As at December 31, 2022, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 10 for debt repayments and Note 21 for capital expenditure commitments.

	2023	2024	2025	2026	2027	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	114,791	—	—	—	—	114,791
Fekola equipment loan facilities:
Principal	9,643	7,788	5,987	—	—	23,418
Interest (estimated)	993	548	148	—	—	1,689
Masbate equipment loan facility:
Principal	872	—	—	—	—	872
Interest (estimated)	28	—	—	—	—	28
Lease liabilities
Principal	4,022	3,238	2,638	1,981	2,078	13,957
	130,349	11,574	8,773	1,981	2,078	154,755

Capital expenditure commitments	72,013	—	—	—	—	72,013
Commitment fees on revolving credit facility	2,700	2,700	2,588	—	—	7,988
Other liabilities	2,331	—	—	—	—	2,331
	207,393	14,274	11,361	1,981	2,078	237,087